Investment in Associates - Summarized Financial Information to Carrying Amount of Company's Interests in Material Associates (Detail) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Disclosure of associates [line items]
Beginning balance	$ 5,874
Exceptional share of results of associates	1,143
Ending balance	4,533
AB InBev Efes [member]
Disclosure of associates [line items]
Beginning balance	1,143	$ 1,135
Share of results of associates		(11)
Exceptional share of results of associates	(1,143)
Ending balance	0	1,124
Castel [member]
Disclosure of associates [line items]
Beginning balance	3,400	3,566
Effect of movements in foreign exchange	(245)	(101)
Share of results of associates	82	59
Ending balance	3,237	3,524
Anadolu Efes [member]
Disclosure of associates [line items]
Beginning balance	201	391
Effect of movements in foreign exchange	(39)	(52)
Dividends received	(16)	(67)
Share of results of associates	(5)	12
Ending balance	$ 141	$ 284